Revenues (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Revenue Recognition
Revenue recognized was earned under the Company’s R&D Agreements and is summarized below based on the nature of payment type (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
Timing of Transfer of Goods or Services	2023	2022	2023	2022
Over time:
License fees	$—	$555	$—	$1,447
R&D services	—	589	6	1,297
Reimbursements	23	155	41	168
Point in time:
Milestones	1,100	—	1,100	—

Total revenues	$1,123	$1,299	$1,147	$2,912

Revenue recognized was earned under the Company’s R&D Agreements and is summarized below based on the nature of payment type for the years ended December 31, (in thousands):

Timing of Transfer of Goods or Services	2022	2021
Over time:
License fees (1)	$3,442	$3,533
R&D services	2,140	2,072
Reimbursements	820	1,850
Point in time:
Milestones	1,000	—

Total revenues	$7,402	$7,455

(1)
2021 license fees include a cumulative
catch-up
adjustment reducing revenue by approximately $1.4 million with an equal increase in total contract liabilities as of December 31, 2021, for changes in total estimated effort to be incurred in the future to satisfy the performance obligation.

Schedule of Contract Balances
Contract balances are as follows (in thousands):

	June 30, 2023	December 31, 2022
Receivables, included in accounts receivable, net	$81	$376
Contract liabilities, included in deferred revenue, current and deferred revenue net of current portion	$1,749	$1,749

Contract balances are as follows as of December 31, (in thousands):

	2022	2021
Receivables, included in accounts receivable, net	$376	$1,239
Contract assets, included in prepaid expenses and other current assets	$—	$149
Contract liabilities, included in deferred revenue, current and deferred revenue net of current portion	$1,749	$5,648

Schedule of Reconciliation of the Beginning and Ending Amount of Contract Liabilities
A reconciliation of the beginning and ending amount of contract liabilities, which are primarily related to the combined performance obligation for the transfer of Company’s license and R&D services and conducting R&D activities, which are a separate performance obligation in the Company’s contracts pursuant to research plans under the agreements, was as follows for the years ended December 31, (in thousands):

	2022	2021
Beginning balance	$5,648	$9,731
Recognized as revenue:
License fees	(3,442)	(3,548)
Reimbursements	(457)	(535)

Ending balance	$1,749	$5,648